Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2019
Property and equipment, net
Summary of property and equipment

As of March 31
2019

Server hardware	$8,479,493
Vehicles	114,204
8,593,697
Less: accumulated depreciation	(1,997,016)
Server development in progress	7,425,559
Property and equipment, net	$14,022,240